Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 37,795	$ 27,556
Commitments to grant loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	15,199	10,415
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	5,009	1,338
Unfunded commitments under lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 17,587	$ 15,803